COLT 2021-4 ABS-15G

Exhibit 99.13

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
LoanPurpose	0	22	0%
AmortizationType	0	22	0%
LoanType	18	22	81.82%
LTV	7	22	31.82%
LoanAmount	0	22	0%
B1SSN	1	22	4.55%
LienPosition	0	22	0%
PropertyAddress	0	22	0%
PropertyType	2	22	9.09%
PropertyCity	0	22	0%
InterestRate	0	22	0%
PropertyState	0	22	0%
PropertyZipCode	0	22	0%
NumberofUnits	1	22	4.55%
B1FirstName	2	22	9.09%
Occupancy	0	22	0%
Term	0	22	0%
LoanProgram	3	22	13.64%
CLTV	7	22	31.82%
B1LastName	1	22	4.55%
MonthInvoiced	0	1	0%